OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07560
Invesco Quality Municipal Securities

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

Item 1. Schedule of Investments.

Invesco Quality Municipal Securities
Quarterly Schedule of Portfolio Holdings July 31,2010
invesco.com/us           MS-CE-QMS-QTR-1 07/10            Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations (147.9%)
Alaska (1.0%)
Northern Tobacco Securitization Corp., Asset Backed Ser 2006 A	5.00%	06/01/46	$3,000	$1,939,890
Arizona (2.9%)
Maricopa County Pollution Control, Arizona Public Service Co., Ser 2009 A	6.00	05/01/29	425	457,755
Salt River Project Agricultural Improvement & Power District, Ser 2002 B (a)	5.00	01/01/22	3,890	4,164,206
State of Arizona, Ser 2008 A (COP) (AGM Insd) (b)	5.00	09/01/24	1,010	1,065,015
				5,686,976
California (23.5%)
Alhambra Unified School District, Ser 2009 B (AGC Insd) (b)(c)	0.00	08/01/35	1,010	212,635
Alhambra Unified School District, Ser 2009 B (AGC Insd) (b)(c)	0.00	08/01/36	1,635	321,784
Alvord Unified School District, Ser 2007 A (AGM Insd) (b)	5.00	08/01/24	765	826,085
Beverly Hills Unified School District, Election of 2008 Ser 2009 (c)	0.00	08/01/26	710	325,670
Beverly Hills Unified School District, Election of 2008 Ser 2009 (c)	0.00	08/01/31	1,370	458,525
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	620	611,376
California State Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	5,000	5,016,950
City & County of San Francisco, Laguna Refg Ser R-3 (AGC Insd) (a)(b)	5.00	06/15/28	540	562,707
Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (b)(c)	0.00	08/01/29	355	118,240
County of San Diego, Burnham Institute for Medical Research Ser 2006 (COP)	5.00	09/01/34	1,000	873,410
Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (c)	0.00	08/01/43	2,690	312,928
Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (c)	0.00	08/01/44	4,825	523,464
El Segundo Unified School District, Election of 2008 Ser 2009 A (c)	0.00	08/01/32	1,980	523,334
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (AMBAC Insd) (b)	5.00	06/01/29	2,000	1,922,000
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	4,000	2,582,640
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	1,400	997,164
Indio Redevelopment Agency, Ser 2008 A	5.00	08/15/23	310	314,253
Indio Redevelopment Agency, Tax Allocation, Ser 2008 A	5.00	08/15/24	310	311,011
Los Angeles Community College District, California, 2003 Ser B (AGM Insd) (b)	5.00	08/01/27	4,000	4,106,440
Los Angeles Department of Water & Power, 2004 Ser C (NATL-RE Insd) (a)(b)	5.00	07/01/23	5,000	5,292,050
Menifee Union School District, Election of 2008 Ser 2009 C (AGC Insd) (b)(c)	0.00	08/01/34	1,010	233,259
Milpitas Redevelopment Agency, Area No. 1 Ser 2003 (NATL-RE Insd) (b)	5.00	09/01/22	3,040	3,079,125
Moreland School District, Ser 2014 C (AMBAC Insd) (b)(c)	0.00	08/01/29	1,120	343,202
Oak Grove School District, Election 2008 Ser A (c)	0.00	08/01/28	815	284,117
Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (b)(c)	0.00	08/01/36	4,025	758,954
Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (b)(c)	0.00	08/01/37	1,590	277,534
Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (c)	0.00	08/01/27	2,040	776,791
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
1          Invesco Quality Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (c)	0.00%	08/01/31	$2,545	$741,308
San Diego County Water Authority, Ser 2004 A (COP) (AGM Insd) (a)(b)	5.00	05/01/29	4,240	4,388,188
State of California, Ser 2003	5.00	02/01/32	3,000	2,980,470
State of California, Ser 2005	5.00	03/01/27	2,000	2,029,100
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Ser 2006 A-1	5.00	06/01/37	2,000	1,467,200
Twin Rivers Unified School District, Ser 2009 (BANs) (c)	0.00	04/01/14	850	770,474
William S. Hart Union High School District, Ser 2009 A (c)	0.00	08/01/32	1,170	293,179
William S. Hart Union High School District, Ser 2009 A (c)	0.00	08/01/33	5,725	1,341,138
				45,976,705
Colorado (2.4%)
Arkansas River Power Authority, Power Ser 2006 (XLCA Insd) (b)	5.25	10/01/40	2,590	2,387,954
Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.00	07/01/39	2,000	2,035,940
Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25	11/15/28	165	177,260
				4,601,154
District of Columbia (2.5%)
District of Columbia, Income Tax, Ser 2009 A (a)	5.25	12/01/27	1,540	1,734,040
District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd) (b)	5.00	02/01/31	2,000	2,000,940
Metropolitan Washington Airports Authority, Airport System Ser 2009 B (BHAC Insd) (b)	5.00	10/01/29	1,000	1,065,790
				4,800,770
Florida (9.2%)
County of Miami-Dade, Miami Int’l Airport Ser 2000 A (AMT) (NATL-RE & FGIC Insd) (b)	6.00	10/01/24	5,000	5,057,650
County of Miami-Dade, Miami Int’l Airport Ser 2009 A (AGC Insd) (b)	5.00	10/01/25	800	873,376
County of Miami-Dade, Ser 2005 A (NATL-RE Insd) (b) (d)	0.00	10/01/13	1,995	1,647,611
Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C (e)	5.25	11/15/16	25	30,191
Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C	5.25	11/15/36	975	987,948
Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd) (b)	5.50	10/01/23	750	867,067
South Miami Health Facilities Authority, Baptist Health South Florida, Ser 2007 (a)	5.00	08/15/42	4,000	3,968,440
St Johns County Industrial Development Authority, Glenmoor Refg 2006 Ser A	5.375	01/01/40	3,250	2,521,707
St Johns County Industrial Development Authority, Glenmoor Ser 2006 A	5.25	01/01/26	1,000	840,640
Tampa Bay Water Utility System Revenue, Ser 2001 A (NATL-RE & FGIC Insd) (b)	6.00	10/01/29	1,000	1,232,300
				18,026,930
Georgia (6.0%)
City of Atlanta, Airport Passenger Facilities Sub-Lien Ser 2004 C (AGM Insd) (a)(b)	5.00	01/01/33	5,000	5,062,750
County of Dekalb, Water & Sewer Ser 2003 A	5.00	10/01/23	1,200	1,293,648
Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/22	2,000	2,131,860
Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/23	3,000	3,185,610
				11,673,868
Hawaii (7.8%)
City & County of Honolulu, Ser 2003 A (NATL-RE Insd) (a)(b)	5.25	03/01/24	8,000	8,662,560
Hawaii Pacific Health, Ser B	5.75	07/01/40	430	432,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2          Invesco Quality Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii State Department of Budget & Finance, Hawaiian Electric Co Inc Ser 1993 (AMT) (NATL-RE Insd) (b)	5.45%	11/01/23	$5,000	$5,002,500
State of Hawaii, Airports Refg Ser A	5.00	07/01/39	1,075	1,085,008
				15,182,627
Illinois (15.7%)
Chicago Park District, Harbor Ser A (AMBAC Insd) (b)	5.00	01/01/27	3,600	3,746,520
Chicago Transit Authority, Ser 2008 (AGC Insd) (b)	5.25	06/01/23	1,070	1,148,506
City of Chicago, O’Hare Int’l Airport 3rd Lien Ser 2005 A (NATL-RE Insd) (b)	5.25	01/01/26	3,000	3,117,990
City of Chicago, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd) (b)	5.375	01/01/32	3,000	3,000,060
City of Chicago, Project & Refg Ser 2007 A (CR) (FGIC & AGM Insd) (a)(b)(i)	5.00	01/01/37	4,590	4,685,747
City of Granite City, Waste Management, Inc. Project (AMT)	3.50	05/01/27	1,250	1,256,975
De Kalb County Community United School District No. 428, (AGM Insd) (b)	5.00	01/01/23	725	799,487
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375	08/15/24	965	1,048,038
Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125	05/15/25	925	954,572
Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25	11/01/38	415	469,668
Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	5.75	08/15/29	1,325	1,340,476
Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	6.00	08/15/38	690	698,466
Kendall Kane & Will Counties Community Unit School District No. 308, Ser 2008 (AGM Insd) (b)(c)	0.00	02/01/20	2,780	1,868,688
Metropolitan Pier & Exposition Authority, McCormick Place Ser 2002 A (NATL-RE Insd) (b)(d)	0.00	06/15/17	8,480	6,439,882
				30,575,075
Indiana (1.4%)
Indiana Health & Educational Facilities Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40	2,100	2,072,007
Rockport, Indian Michigan Power Company Project Refg Ser 2009 B	6.25	06/01/25	530	590,998
				2,663,005
Iowa (1.3%)
State of Iowa, IJOBS Program Ser 2009 A (a)(i)	5.00	06/01/25	1,355	1,498,508
State of Iowa, IJOBS Program Ser 2009 A (a)(i)	5.00	06/01/26	1,015	1,112,836
				2,611,344
Kansas (0.3%)
Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	470	509,048
Kentucky (0.3%)
Kentucky Economic Development Finance Authority, Owensboro Medical Health System Ser 2010 A	6.50	03/01/45	500	525,140
Maryland (1.3%)
County of Baltimore, Oak Crest Village Ser 2007 A	5.00	01/01/37	705	638,892
Maryland Economic Development Corp., Ser B	5.75	06/01/35	690	711,369
Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17	1,190	1,142,591
				2,492,852
Massachusetts (4.0%)
Massachusetts Health & Educational Facilities Authority, Berklee College Music Ser A	5.00	10/01/32	625	637,406
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3          Invesco Quality Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (a)	5.50%	11/15/36	$4,850	$5,498,543
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (a)	5.50	07/01/36	1,570	1,778,323
				7,914,272
Michigan (0.5%)
City of Detroit Water Supply System, Refg Ser 2006 C (AGM Insd) (b)	5.00	07/01/26	900	921,249
Montana (0.5%)
City of Forsyth, Pollution Control Revenue Ser A	5.00	05/01/33	1,000	1,022,520
Nebraska (1.9%)
Nebraska Public Power District, 2003 Ser A (AMBAC Insd) (b)	5.00	01/01/35	3,740	3,803,804
Nevada (1.8%)
County of Clark, Airport Sub Lien Ser 2004 A-1 (AMT) (NATL-RE & FGIC Insd) (b)	5.50	07/01/20	3,000	3,129,570
Las Vegas, Redevelopment Agency, Ser A	6.25	06/15/16	410	456,945
				3,586,515
New Hampshire (0.8%)
City of Manchester, Water Works Ser 2003 (NATL-RE & FGIC Insd) (b)	5.00	12/01/34	1,500	1,534,560
New Jersey (2.6%)
New Jersey Economic Development Authority, MSU Student Housing , Provident Group Montclair LLC, Ser 2010	5.75	06/01/31	525	536,025
New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (b)(c)	0.00	12/15/26	4,300	1,851,967
Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	3,000	2,471,940
Tobacco Settlement Financing Corp., Ser 2007-1 B (c)	0.00	06/01/41	3,000	149,760
				5,009,692
New Mexico (0.9%)
City of Farmington, Pollution Control Ref, Public Service San Juan Ser 2010 C	5.90	06/01/40	700	708,372
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Ser 2008 A	5.00	06/01/27	940	1,024,760
				1,733,132
New York (12.9%)
Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	460	472,098
Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	190	195,702
City of New York, 2009 Subser A-1 (a)	5.25	08/15/16	980	1,259,114
City of New York, 2009 Subser A-1 (a)	5.25	08/15/28	980	1,070,562
Metropolitan Transportation Authority, Transportation Ser 2003 B (NATL-RE Insd) (b)	5.25	11/15/22	5,000	5,300,700
New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/28	1,305	1,424,669
New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/29	1,045	1,135,142
New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/30	1,045	1,127,085
New York City Trust for Cultural Resources, The Museum of Modern Art, Refg Ser 2008-1 A (a)	5.00	04/01/27	1,950	2,131,526
New York State Dormitory Authority, New York University (AMBAC Insd) (b)	5.50	05/15/29	705	787,512
New York State Thruway Authority, Personal Income Tax Transportation Ser 2009 A	5.00	03/15/25	1,310	1,461,344
Tobacco Settlement Financing Corp., State Contingency Ser 2003 B-1C	5.50	06/01/21	6,000	6,570,480
Triborough Bridge & Tunnel Authority, Refg Ser 2002 B	5.25	11/15/19	2,000	2,189,200
				25,125,134
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4          Invesco Quality Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio (4.1%)
American Municipal Power-Ohio Inc., Prairie State Energy Campus Ser 2008 A (AGC Insd) (a)(b)	5.25%	02/15/33	$1,000	$1,049,120
County of Cuyahoga, Cleveland Clinic Ser 2003 A	6.00	01/01/32	5,000	5,354,650
Ohio State Higher Educational Facilities, Summa Health Systems Ser 2010	5.65	11/15/40	1,275	1,275,816
Ohio State Water Development Authority, Pollution Control Facilities Ser 2009 A	5.875	06/01/33	265	292,984
				7,972,570
Oregon (0.3%)
Warm Springs Reservation Confederated Tribe, Pelton Round Burre Tribal, Ser 2009 B	6.375	11/01/33	660	682,935
Pennsylvania (1.7%)
Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	1,000	747,950
Pennsylvania Turnpike Commission, Ser 2010 B-2 (c)	0.00	12/01/28	750	563,452
Pennsylvania Turnpike Commission, Ser 2010 B-2 (c)	0.00	12/01/34	450	335,921
Philadelphia School District, Ser 2008 E (BHAC Insd) (b)	5.125	09/01/23	1,500	1,659,975
				3,307,298
Puerto Rico (2.7%)
Puerto Rico Electric Power Authority, Ser 2010 CCC	5.25	07/01/27	1,000	1,036,340
Puerto Rico Electric Power Authority, Ser XX	5.25	07/01/40	750	757,770
Puerto Rico Sales Tax Financing Corp., Ser 2009 A (e)	5.00	08/01/11	875	916,825
Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375	08/01/39	450	456,687
Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.50	08/01/42	750	766,417
Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.25	08/01/41	1,300	1,306,526
				5,240,565
Rhode Island (0.8%)
Rhode Island Economic Development Corp., Airport Refg Ser 2004 A (AMT) (AGM Insd) (b)	5.00	07/01/21	1,500	1,540,440
South Carolina (5.9%)
Charleston Educational Excellence Finance Corp., Charleston County School District Ser 2005	5.25	12/01/29	2,000	2,096,420
County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60	09/01/12	210	221,474
Grand Strand Water & Sewer Authority, Refg Ser 2002 (AGM Insd) (b)	5.375	06/01/19	4,565	4,905,595
Lexington County, Revenue Bonds, Ser 2007 A	5.00	11/01/16	40	44,625
South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)(b)	5.00	01/01/27	4,000	4,355,240
				11,623,354
Texas (14.7%)
Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85	04/01/21	2,000	1,995,740
Bexar County Health Facilities Development Corp.	6.20	07/01/45	590	602,225
City of Arlington, Special Tax Ser 2009	5.00	08/15/28	1,500	1,543,560
City of Austin, Water & Wastewater Refg Ser 2001 (AGM Insd) (b)	5.125	05/15/27	1,475	1,509,677
City of Houston, Combined Utility First Lien Refg Ser 2004 A (NATL-RE Insd) (b)	5.25	05/15/25	5,000	5,407,050
County of Harris, Ser 2007 C (AGM Insd) (b)	5.25	08/15/31	1,530	1,790,697
Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/25	575	637,962
Harris County Industrial Development Corp., Deer Park Refinancing Project	5.00	02/01/23	350	363,415
Houston, Hotel Occupancy, Ser 2001 (AGM & AMBAC Insd) (b)(c)	0.00	09/01/25	2,350	1,092,844
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5          Invesco Quality Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)	Value

North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (b)(c)	0.00%	01/01/28		$5,200	$2,048,488
North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (b)(c)	0.00	01/01/31		1,065	349,629
Tarrant County Cultural Education Facilities Finance Corp., Air Force Village II Inc. Ser 2007	5.125	05/15/37		425	370,107
Tarrant Regional Water District, Refg & Impr Ser 2002 (AGM Insd) (b)	5.25	03/01/17		4,000	4,443,440
Texas A&M University, Financing System Ser 2009 A	5.00	05/15/26		1,665	1,854,510
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875	12/31/39		510	531,512
University of Houston, Ser 2008 (AGM Insd) (a)(b)	5.00	02/15/33		1,000	1,049,920
West Harris County Regional Water Authority, Water Ser 2005 (AGM Insd) (b)	5.00	12/15/24		3,000	3,174,090
					28,764,866

Utah (0.8%)
Intermountain Power Agency, Ser 2003 A (AGM Insd) (b)	5.00	07/01/21		1,500	1,638,810

Virgin Islands (0.3%)
Virgin Islands Public Finance Authority, Ser 2010 A	5.00	10/01/25		625	635,175

Virginia (8.9%)
Chester County Industrial Development Authority, Archdiocese Philadelphia Ser 2001 (f)(g)(h)	0.22	07/01/31		3,000	3,000,000
Fairfax County Economic Development Authority, Goodwin House, Inc. Ser 2007	5.125	10/01/42		1,250	1,223,862
Fairfax County Industrial Development Authority, Inova Health Refg Ser 1993 A	5.25	08/15/19		10,000	11,053,900
Prince William County Service Authority, Water & Sewer Refg Ser 2003	5.00	07/01/21		2,000	2,159,940
					17,437,702

Washington (5.4%)
Grant County Public Utility District No. 2 Priest Rapids, Wanapum Hydroelectric 2005 Ser A (NATL-RE & FGIC Insd) (b)	5.00	01/01/34		1,705	1,737,395
Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd) (b)	5.00	12/01/23		3,450	3,457,383
State of Washington, Various Purpose Ser 2010 A (a)	5.00	08/01/29		2,380	2,602,673
State of Washington, Various Purpose Ser 2010 A (a)	5.00	08/01/30		2,500	2,714,025
					10,511,476

Wisconsin (0.8%)
State of Wisconsin, Ser 2009 A	5.625	05/01/28		1,000	1,108,810
Wisconsin Health & Educational Facilities Authority, Meriter Hospital Inc. Ser 2008 A (f)(g)(h)	0.25	12/01/24		500	500,000
					1,608,810
Total Investments (Cost $281,700,565)			147.9%		288,880,263
Other Assets Less Liabilities			0.7		1,354,091

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held

Notes with interest rates ranging from 0.27% to 0.38% at 07/31/10 and contractual maturities of collateral ranging from 08/15/16 to 08/15/42 (j)			(20.4)		(39,915,000)
Preferred Shares of Beneficial Interest			(28.2)		(55,000,000)
Net Assets Applicable to Common Shareholders			100.0%		$195,319,354
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6          Invesco Quality Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

Investment Abbreviations:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

BHAC	Berkshire Hathaway Assurance Corporation.

COP	Certificates of Participation.

CR	Custodial Receipts.

FGIC	Financial Guaranty Insurance Company.

NATL-RE	National Public Finance Guarantee Corporation.

PSF	Texas Permanent School Fund Guarantee Program.

XLCA	XL Capital Assurance Inc.

Notes to Schedule of Investments:

(a)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Capital appreciation bond.

(d)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2010.

(g)	Security is considered a cash equivalent.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,655,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2010. At July 31, 2010, the Fund’s investments with a value of $68,327,972 are held by the Dealer Trusts and serve as collateral for the $39,915,000 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7          Invesco Quality Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Obligations Related to Securities Held – The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses
Invesco Quality Municipal Securities

related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$288,880,263	$—	$288,880,263

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,039,352

Aggregate unrealized (depreciation) of investment securities	(5,310,906)

Net unrealized appreciation of investment securities	$9,728,446

Cost of investments for tax purposes is $279,151,817.
Invesco Quality Municipal Securities

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Securities

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2010

By:	/s/ Philip A. Taylor

Sheri Morris
Principal Financial Officer

Date:	September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.